Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Numerator
Net loss	$ (26,933)	$ (65,973)
Net loss attributable to ordinary shareholders-basic	(26,933)	(65,973)
Net loss attributable to ordinary shareholders-diluted	$ (26,933)	$ (65,973)
Denominator
Weighted average number of ordinary shares used in net loss per share - Basic	65,217,110	57,384,985
Weighted average number of ordinary shares used in net loss per share - Diluted	65,217,110	57,384,985
Net loss per share attributable to ordinary shareholders-basic	$ (0.41)	$ (1.15)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.41)	$ (1.15)